Company level financial position (Tables)	12 Months Ended
Dec. 31, 2025
Company level financial position
Summary of condensed statements of profit or loss

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Other net income	6,353	—	—
Administrative expenses	(11,095)	(24,016)	(106,815)
Selling expenses	—	(261)	(1,376)
Operating loss	(4,742)	(24,277)	(108,191)
Interest income	—	18,327	24,024
Net foreign exchange loss	—	—	(159)
Fair value changes of financial liabilities measured at FVTPL	(4,549)	—	—
Fair value changes of financial assets at FVTPL	—	(84,579)	(19,014)
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	(554,048)	(465,254)	—
Share of loss from subsidiaries and former VIE	(1,385,762)	(1,959,421)	(1,550,686)
Loss before taxation	(1,949,101)	(2,515,204)	(1,654,026)
Income tax	—	(1,604)	(874)
Loss for the year	(1,949,101)	(2,516,808)	(1,654,900)

Summary of condensed statements of financial position

	As of December 31,
	2024	2025
	RMB’000	RMB’000
ASSETS
Amounts due from subsidiaries	6,946,299	5,237,491
Financial assets at FVTPL–non-current	56,919	106,161
Non-current assets	7,003,218	5,343,652
Prepayments and other receivables	76,113	60,985
Financial assets at FVTPL – current	—	141,650
Cash	602,407	2,384,885
Current assets	678,520	2,587,520
Total assets	7,681,738	7,931,172
EQUITY
Class A ordinary shares	54	69
Class B ordinary shares	4	4
Share premium	12,750,598	14,962,531
Reserves	2,946,715	3,223,822
Accumulated losses	(8,631,352)	(10,286,252)
Total equity	7,066,019	7,900,174
LIABILITIES
Other payables, deposits received and accrued expenses	615,719	30,998
Current liabilities	615,719	30,998
Total liabilities	615,719	30,998
Total equity and liabilities	7,681,738	7,931,172

Summary of condensed statements of cash flow

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(7,659)	(32,211)	(35,909)
Net cash used in investing activities	(1,663,084)	(3,459,830)	(343,440)
Net cash generated from financing activities	1,095,129	3,314,536	2,204,635
Net (decrease)/increase in cash	(575,614)	(177,505)	1,825,286
Cash as of January 1	1,326,502	770,140	602,407
Effect of foreign exchange rate changes	19,252	9,772	(42,808)
Cash as of December 31	770,140	602,407	2,384,885